Note O - Fair Value of Financial Instruments (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Selling Costs, Percentage	10.00%
Impaired Financing Receivable, Related Allowance	$ 98	$ 94	$ 2,981
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down		0
Other Real Estate, Ending Balance	228	822
Other Real Estate, Gross	2,217	2,217
Real Estate Owned, Valuation Allowance, Ending Balance	1,989	1,395
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Write-down or Reserve, Amount	594	68
Collateral Dependent Loans [Member]
Impaired Financing Receivable, with Related Allowance, Recorded Investment	362	972
Impaired Financing Receivable, Related Allowance	98	0
Provision for Loan Losses Expensed	4	0
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	$ 0	$ 0